Commitments and contingencies - Contingencies (Details) - EUR (€) € in Millions	1 Months Ended
	May 31, 2026	Dec. 31, 2025	Nov. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2004
Commitments and contingencies
Accrued expenses and other liabilities				€ 6,442.0	€ 6,179.4		€ 5,227.6
Legal proceedings provision
Commitments and contingencies
Accrued expenses and other liabilities				€ 154.0
European Commission examination on illegally received state aid | Pau, Nimes, Angouleme, Altenburg and Zweibrucken
Commitments and contingencies
Amount of repayments ordered by the European Commission											€ 10.0
European Commission examination on illegally received state aid | Cagliari and Klagenfurt
Commitments and contingencies
Amount of repayments ordered by the European Commission										€ 13.0
European Commission examination on illegally received state aid | Montpellier
Commitments and contingencies
Amount of repayments ordered by the European Commission									€ 9.0
European Commission examination on illegally received state aid | La Rochelle
Commitments and contingencies
Amount of repayments ordered by the European Commission								€ 8.0
European Commission examination on illegally received state aid | Frankfurt (Hahn)
Commitments and contingencies
Amount of repayments ordered by the European Commission						€ 14.0
European Commission examination on illegally received state aid | Brussels (Charleroi)
Commitments and contingencies
Amount of repayments ordered by the European Commission												€ 4.0
European Commission examination on illegally received state aid | Carcassonne
Commitments and contingencies
Amount of repayments ordered by the European Commission		€ 1.8
Spanish Ministry of Consumer Affairs, sanctioning proceedings
Commitments and contingencies
Accumulated fines imposed on all airlines named in sanctioning proceedings			€ 170.0
Fines imposed on entity			€ 107.0
Italian competition authority proceedings
Commitments and contingencies
Fines imposed on entity		€ 256.0
Italian competition authority proceedings | Commencement of major litigation
Commitments and contingencies
Reversal of fines previously imposed on entity	€ 4.2
Maximum | Italian competition authority proceedings
Commitments and contingencies
Expected period for appeals to be resolved		3 years